Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Maturities Of Long-Term Debt Disclosures

Summary of Total Debt
Rate	Due	2025	2024
Senior unsecured notes:
1.150%	June 15, 2025	$—	$649
3.375%	November 1, 2025	—	750
3.500%	March 15, 2026	1,000	998
4.550%	February 10, 2027	498	—
2.125%	November 30, 2027	881	777
4.700%	February 10, 2028	697	—
3.650%	March 7, 2028	599	598
4.850%	December 8, 2028	597	596
3.375%	December 11, 2028	704	621
0.750%	March 1, 2029	939	828
4.250%	September 11, 2029	744	743
4.850%	February 10, 2030	794	—
1.950%	June 15, 2030	995	993
2.625%	November 30, 2030	759	669
1.000%	December 3, 2031	876	772
3.375%	September 11, 2032	934	824
4.625%	September 11, 2034	741	740
5.200%	February 10, 2035	990	—
3.625%	September 11, 2036	695	613
4.100%	April 1, 2043	393	393
4.375%	May 15, 2044	396	396
4.625%	March 15, 2046	984	984
2.900%	June 15, 2050	643	643
Other		—	10
Total debt		$15,859	$13,597
Less current maturities		1,000	1,409
Total long-term debt		$14,859	$12,188

Unamortized debt issuance costs		$70	$63
Borrowing capacity on existing facilities		$2,911	$2,160
Fair value of senior unsecured notes		$15,344	$12,780